Investments - Additional Information (Detail) - Vinci Solues de Investimentos Ltda [Member] - SPS Capital Gestao De Recursos Limited A [Member] - shares shares in Millions	Dec. 31, 2022	Aug. 16, 2022
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		90.00%
Two Thousand And Twenty Seven [Member]
Disclosure of subsidiaries [line items]
Business combination number of shares issuable contingent consideration.	1.7